TAX MATTERS - INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit/(loss) before tax	$ (42,101,000)	$ (44,475,000)	$ 33,900,000
Income tax applying the statutory tax rate	6,694,000	11,726,000	(12,899,000)
Permanent differences	(175,000)	(78,000)	(5,052,000)
Adjustments due to international tax rates	(1,018,000)	(4,718,000)	2,240,000
Tax credits	(4,661,000)	(4,705,000)	2,297,000
DTA write-off	(5,291,000)	(38,639,000)	0
Income tax expense	4,779,000	36,218,000	13,414,000
Current tax expense	(22,797,000)	(20,438,000)	(23,165,000)
Deferred tax	18,018,000	(15,780,000)	9,751,000
Other	$ (327,000)	$ 0	$ 0